CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
OPERATING ACTIVITIES
Loss for the year	$ (38,694,048)	$ (3,868,650)
Loss from discontinued operations	26,671,935	0
Loss from continuing operations	(12,022,113)	(3,868,650)
Items not affecting cash
Amortization	614,710	126,799
Premium on flow-through shares	(1,884)	(109,795)
Shares issued for license agreement	50,000	0
Stock-based compensation	4,726,840	2,018,416
Cash flows from operations before changes in working capital	(6,632,447)	(1,833,230)
Net change in non-cash working capital balances	(1,356,425)	38,547
Cash flows from operating activities	(7,988,872)	(1,794,683)
INVESTING ACTIVITIES
Government assistance received	0	132,732
Loan receivable advanced	(2,950,000)	0
Purchase of property and equipment	(3,985,910)	(254,282)
Cash flows used in continuing investing activities	(6,935,910)	(121,550)
Cash flows used in discontinued investing activities	(316,698)	(1,111,693)
FINANCING ACTIVITIES
Shares issued	33,014,082	0
Share issue costs	(1,592,488)	0
Units issued	2,329,270	2,050,000
Unit issue costs	(63,364)	(37,661)
Unit subscriber deposits	0	2,008,728
Proceeds from stock options exercised	406,967	370,866
Proceeds from warrants exercised	4,866,415	995,493
Warrants issue costs	(13,498)	0
Payments on lease liability	(122,453)	(73,898)
Cash flows from financing activities	38,824,931	5,313,528
Change in cash during the year	23,583,451	2,285,602
Cash, beginning of year	3,091,549	805,947
Cash, end of year	$ 26,675,000	$ 3,091,549